Note 21 - Non-current Allowances and Provisions - Deducted From Non-current Receivables (Details) - Non-current allowance for receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Values at the beginning of the year	$ (641)	$ (913)
Translation differences	110	106
Used	531	166
Values at the end of the year		$ (641)